Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / bbl	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Outstanding letters of credit	$ 441	$ 364
Decommissioning liabilities	1,248	1,235	$ 875
Estimated fair value of contingent payment	$ 63	143	$ 132
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Quarterly payment tenure	5 years
Average crude oil price | $ / bbl	52.00
Estimated fair value of contingent payment	$ 63	$ 143
Storage Tank [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Payments on future commitments not yet commenced	$ 31